Note 14 - Goodwill and Intangible Assets, Net (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Goodwill, Impairment Loss			$ 13,895,000	$ 0
Amortization of Intangible Assets	$ 698,000	$ 6,000	1,337,000	$ 25,000
Pharmacy Operations [Member]
Goodwill, Impairment Loss			$ 13,900,000